33) Subordinated debt	12 Months Ended
Dec. 31, 2020
Subordinated Debt
33) Subordinated debt

33)       Subordinated debt

a)	Composition of subordinated debt

Maturity	R$ thousand
	Original term in years	Nominal amount	On December 31, 2020	On December 31, 2019
In Brazil:
Financial bills:
2020	7	-	-	3,288
2022	7	4,305,011	6,662,957	6,426,671
2023	7	1,347,452	2,011,986	1,958,936
2024	7	67,450	93,765	87,316
2025	7	5,425,906	6,126,601	5,943,283
2027	8	401,060	403,352	-
2020	8	-	-	64,624
2021	8	1,236	2,565	2,364
2023	8	1,699,346	2,798,899	2,671,282
2024	8	136,695	196,932	186,376
2025	8	6,193,653	6,340,117	6,424,128
2026	8	694,800	783,605	952,807
2028	8	55,437	55,702	-
2021	9	7,000	15,460	14,999
2024	9	4,924	9,347	8,375
2025	9	370,344	507,771	525,232
2027	9	89,700	104,782	159,920
2021	10	19,200	56,608	49,621
2022	10	54,143	128,910	118,117
2023	10	688,064	1,318,725	1,225,020
2025	10	284,137	596,797	518,242
2026	10	196,196	329,699	523,687
2027	10	256,243	338,894	319,582
2028	10	248,300	308,959	282,192
2030	10	134,500	139,596	-
2026	11	3,400	5,477	5,009
2027	11	47,046	65,771	62,776
2028	11	74,764	100,369	91,899
Perpetual		9,290,255	9,389,642	9,559,967
Subtotal in Brazil (1)			38,893,288	38,185,713
Overseas:
2021	11	8,314,720	8,539,366	6,619,620
2022	11	5,716,370	5,813,578	4,508,175
Subtotal overseas			14,352,944	11,127,795
Total			53,246,232	49,313,508

(1) It includes the amount of R$26,741,610 thousand (in December 2019 – R$34,003,704 thousand), referring to subordinated debts recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose.

b)	Net movement of subordinated debt

	R$ thousand
	2020	2019
Opening balance on December 31	49,313,508	53,643,444
Issuance	688,186	-
Interest	2,403,327	3,708,924
Settlement and interest payments	(2,374,538)	(8,593,243)
Exchange variation	3,215,749	554,383
Closing balance on December 31	53,246,232	49,313,508